Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity
Summary of the Preferred Stock Conversion

	September 29, 2020 (Closing Date)
	Preferred Stock Shares	Conversion Ratio	Common Stock Shares
Series A Convertible Preferred Stock (pre-combination)	8,772,852	2.9786	26,130,888
Series B Convertible Preferred Stock (pre-combination)	1,375,440	3.5465	4,878,048
Series B-1 Convertible Preferred Stock (pre-combination)	1,925,616	3.5465	6,829,267
Total	12,073,908		37,838,203

Summary of Common Stock Outstanding

	Shares	%
Converted pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer	101,849,247	57.9%
Converted pre-combination Velodyne preferred stock outstanding	24,772,759	14.1%
Public stockholders	44,260,188	25.1%
Graf Founder shares	2,575,000	1.5%
PIPE shares	2,455,000	1.4%
Total common stock issued and outstanding as of December 31, 2020	175,912,194	100.0%